Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	€ (2,882)	€ (3,326)
Income statement	153	53
Other	(333)	391
Deferred tax asset (liability), ending balance	(3,062)	(2,882)
Pensions and similar obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(514)	(613)
Income statement	(12)	(90)
Other	(104)	189
Deferred tax asset (liability), ending balance	(630)	(514)
Provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	805	741
Income statement	168	103
Other	(35)	(39)
Deferred tax asset (liability), ending balance	938	805
Goodwill and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(3,697)	(3,848)
Income statement	(45)	(10)
Other	(121)	161
Deferred tax asset (liability), ending balance	(3,863)	(3,697)
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(572)	(700)
Income statement	(20)	47
Other	8	81
Deferred tax asset (liability), ending balance	(584)	(572)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	234	231
Income statement	190	(3)
Other	(9)	6
Deferred tax asset (liability), ending balance	415	234
Fair value gains
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(40)	(42)
Income statement	(3)	0
Other	(23)	2
Deferred tax asset (liability), ending balance	(66)	(40)
Fair value losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	23	36
Income statement	9	(2)
Other	(20)	(11)
Deferred tax asset (liability), ending balance	12	23
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	246	194
Income statement	(2)	30
Other	29	22
Deferred tax asset (liability), ending balance	273	246
Lease liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	189	237
Income statement	(16)	(34)
Other	8	(14)
Deferred tax asset (liability), ending balance	181	189
Right of use asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(166)	(201)
Income statement	8	30
Other	(3)	5
Deferred tax asset (liability), ending balance	(161)	(166)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	610	639
Income statement	(124)	(18)
Other	(63)	(11)
Deferred tax asset (liability), ending balance	€ 423	€ 610